Schedule III Real Estate And Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III Real Estate And Accumulated Depreciation [Abstract]
Schedule III Real Estate And Accumulated Depreciation

Supertel Hospitality, Inc. and Subsidiaries

SCHEDULE III – REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012, 2011 and 2010

		Initial Cost		Additions, (Dispositions), (Impairments), Subsequent to Acquisition		Gross Amount at December 31, 2012
Hotel and Location	Encumbrance	Land	Buildings & Improvements	Land	Buildings & Improvements	Land	Buildings & Improvements	Accumulated Depreciation	Net Book Value

Comfort Inn
Chambersburg, Pennsylvania	MS	89,000	2,346,362	—	386,713	89,000	2,733,075	(1,250,593)	1,571,482
Culpeper, Virginia	MS	182,264	2,142,652	—	633,425	182,264	2,776,077	(1,272,318)	1,686,023
Farmville, Virginia	MS	253,618	2,162,087	—	617,576	253,618	2,779,663	(1,458,858)	1,574,423
Morgantown, West Virginia	MS	398,322	3,853,651	—	1,066,039	398,322	4,919,690	(2,470,535)	2,847,477
New Castle, Pennsylvania	MS	56,648	4,101,254	—	765,950	56,648	4,867,204	(2,165,694)	2,758,158
Princeton, West Virginia	MS	387,567	1,774,501	—	733,503	387,567	2,508,004	(1,395,905)	1,499,666
Rocky Mount, Virginia	MS	193,841	2,162,429	—	224,108	193,841	2,386,537	(1,212,249)	1,368,129
Solomons, Maryland	GE	2,303,990	2,988,255	—	2,074,407	2,303,990	5,062,662	(3,034,274)	4,332,378
Fayetteville, North Carolina	CITI	725,000	3,910,514	—	572,683	725,000	4,483,197	(1,392,687)	3,815,510
Fayetteville Car Wash, North Carolina	CITI	—	164,128	—	8,707	—	172,835	(70,410)	102,425
Erlanger, Kentucky	SOLD	750,000	2,822,201	(750,000)	(2,822,201)	—	—	—	—
Alexandria, Virginia	WA BMI	2,500,000	9,373,060	—	1,764,097	2,500,000	11,137,157	(2,513,396)	11,123,761
Glasgow, Kentucky	GE 3CI	500,000	2,456,305	—	613,344	500,000	3,069,649	(671,931)	2,897,718

Super 8
Creston, Iowa	MS	56,000	840,580	89,607	2,405,831	145,607	3,246,411	(1,963,703)	1,428,315
Columbus, Nebraska	GWB	51,716	571,178	51,667	739,793	103,383	1,310,971	(912,864)	501,490
O'Neill, Nebraska	MS	75,000	667,074	46,075	1,165,880	121,075	1,832,954	(1,133,375)	820,654
Omaha, Nebraska	GWB	164,034	1,053,620	—	1,304,695	164,034	2,358,315	(1,705,227)	817,122
Lincoln, Nebraska (West "O")	SOLD	139,603	1,234,988	(139,603)	(1,234,988)	—	—	—	—
Lincoln, Nebraska (Cornhusker)	GWB	226,174	1,068,520	271,817	1,942,999	497,991	3,011,519	(1,979,398)	1,530,112
Keokuk, Iowa	MS	55,000	642,783	71,175	654,675	126,175	1,297,458	(973,546)	450,087
Iowa City, Iowa	MS	227,290	1,280,365	—	642,831	227,290	1,923,196	(1,471,711)	678,775
Omaha, Nebraska (Ak-sar-ben)	SOLD	203,453	1,054,497	(203,453)	(1,054,497)	—	—	—	—
Kirksville, Missouri	GWB	151,225	830,457	—	416,438	151,225	1,246,895	(887,261)	510,859
Burlington, Iowa	MS	145,000	867,116	—	374,847	145,000	1,241,963	(906,398)	480,565
Sedalia, Missouri	SOLD	185,025	917,809	(185,025)	(917,809)	—	—	—	—
Hays, Kansas	GWB	317,762	1,133,765	19,519	533,276	337,281	1,667,041	(1,211,545)	792,777
Moberly, Missouri	GWB	60,000	1,075,235	—	482,308	60,000	1,557,543	(1,139,417)	478,126
Pittsburg, Kansas	MS	130,000	852,131	—	381,046	130,000	1,233,177	(895,673)	467,504
Manhattan, Kansas	GWB	261,646	1,254,175	(10,000)	695,906	251,646	1,950,081	(1,301,759)	899,968
Clinton, Iowa	SOLD	135,153	805,067	(135,153)	(805,067)	—	—	—	—
Mt. Pleasant, Iowa	MS	85,745	536,064	21,508	602,620	107,253	1,138,684	(766,347)	479,590
Wichita, Kansas	SOLD	435,087	1,806,979	(435,087)	(1,806,979)	—	—	—	—
Pella, Iowa	NON	61,853	664,610	—	206,528	61,853	871,138	(572,039)	360,952
Storm Lake, Iowa	MS	90,033	819,202	41,344	653,645	131,377	1,472,847	(912,632)	691,592
West Plains, Missouri	GWB	112,279	861,178	—	279,120	112,279	1,140,298	(733,858)	518,719
Jefferson City, Missouri	GWB	264,707	1,206,886	—	457,832	264,707	1,664,718	(1,087,956)	841,469
El Dorado, Kansas	SOLD	96,764	418,333	(96,764)	(418,333)	—	—	—	—
Wayne, Nebraska	GWB	79,127	685,135	—	268,711	79,127	953,846	(557,278)	475,695
Batesville, Arkansas	GWB	81,483	811,371	—	301,439	81,483	1,112,810	(675,935)	518,358
Fayetteville, Arkansas	SOLD	255,731	1,549,271	(255,731)	(1,549,271)	—	—	—	—
Omaha, Nebraska (West Dodge)	GWB	593,518	1,758,275	(39,599)	396,852	553,919	2,155,127	(1,249,418)	1,459,628
Watertown, South Dakota	SOLD	51,237	1,296,312	(51,237)	(1,296,312)	—	—	—	—
Norfolk, Nebraska	NON	226,971	1,587,581	—	609,375	226,971	2,196,956	(1,169,932)	1,253,995
Muscatine, Iowa	SOLD	204,890	1,616,090	(204,890)	(1,616,090)	—	—	—	—
Fort Madison, Iowa	GWB	104,855	871,075	—	280,892	104,855	1,151,967	(659,735)	597,087
Portage, Wisconsin	MS	203,032	1,839,321	—	363,640	203,032	2,202,961	(1,150,349)	1,255,644
Antigo, Wisconsin	SOLD	234,605	1,485,579	(234,605)	(1,485,579)	—	—	—	—
Shawano, Wisconsin	NON	244,935	1,672,123	(38,916)	94,168	206,019	1,766,291	(985,063)	987,247

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SCHEDULE III – REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012, 2011 and 2010

		Initial Cost		Additions, (Dispositions), (Impairments), Subsequent to Acquisition		Gross Amount at December 31, 2010
Hotel and Location	Encumbrance	Land	Buildings & Improvements	Land	Buildings & Improvements	Land	Buildings & Improvements	Accumulated Depreciation	Net Book Value

Super 8 - continued
Tomah, Wisconsin	GWB	211,975	2,079,714	(59,834)	467,911	152,141	2,547,625	(1,317,439)	1,382,327
Menomonie, Wisconsin	MS	451,520	2,398,446	—	407,759	451,520	2,806,205	(1,356,740)	1,900,985
Clarinda, Iowa	GWB	75,000	1,276,923	—	201,947	75,000	1,478,870	(394,743)	1,159,127
Billings, Montana	GE MOA	518,000	4,807,220	—	210,517	518,000	5,017,737	(966,355)	4,569,382
Boise, Idaho	GE MOA	612,000	5,709,976	(308,414)	(2,947,459)	303,586	2,762,517	(348,670)	2,717,433
Columbus, Georgia	GE MOA	441,000	4,173,299	(223,155)	(1,999,458)	217,845	2,173,841	(369,706)	2,021,980
Terre Haute, Indiana	GE MOA	547,000	4,976,600	(314,145)	(2,642,433)	232,855	2,334,167	(508,031)	2,058,991
Green Bay, Wisconsin	GE-GB	570,000	2,784,052	(16,031)	109,114	553,969	2,893,166	(502,548)	2,944,587

Sleep Inn
Omaha, Nebraska	EVB	400,000	3,275,773	(47,816)	284,885	352,184	3,560,658	(1,088,062)	2,824,780
Louisville, Kentucky	GE LSI	350,000	1,288,002	(26,145)	461,091	323,855	1,749,093	(534,142)	1,538,806

Harlan, Kentucky	GE	—	2,949,276	—	955,581	—	3,904,857	(1,780,783)	2,124,074

Quality Inn
Danville, Kentucky	MS	155,717	2,971,403	—	858,959	155,717	3,830,362	(1,910,832)	2,075,247
Minocqua, Wisconsin	GWB	214,505	1,458,389	—	365,371	214,505	1,823,760	(881,971)	1,156,294
Sheboygan, Wisconsin	GWB	286,970	1,716,782	—	421,281	286,970	2,138,063	(1,111,496)	1,313,537

Hampton Inn
Cleveland, Tennessee	MS	212,914	2,370,499	—	1,058,857	212,914	3,429,356	(1,839,626)	1,802,644
Shelby, North Carolina	MS	253,921	2,782,042	—	1,179,498	253,921	3,961,540	(2,300,003)	1,915,458

Comfort Suites
Dover, Delaware	SOLD	337,113	5,179,187	(337,113)	(5,179,187)	—	—	—	—
Ft. Wayne, Indiana	CITI	1,200,000	4,803,605	—	1,373,853	1,200,000	6,177,458	(1,745,991)	5,631,467
Lafayette, Indiana	CITI	850,000	3,473,808	—	621,693	850,000	4,095,501	(1,095,641)	3,849,860
Marion, Indiana	CITI	430,000	1,945,383	—	776,513	430,000	2,721,896	(771,174)	2,380,722
South Bend, Indiana	GE SB	500,000	11,512,314	(196,456)	1,090,468	303,544	12,602,782	(2,721,353)	10,184,973
Warsaw, Indiana	CITI	650,000	2,500,570	—	544,876	650,000	3,045,446	(771,027)	2,924,419
Louisville, Kentucky	GE 3CI	500,000	2,186,715	(84,684)	525,270	415,316	2,711,985	(865,288)	2,262,013

Ramada Ltd
Ellenton, Florida	SOLD	546,945	2,293,464	(546,945)	(2,293,464)	—	—	—	—

Guest House Inn
Ellenton, Florida	NON	290,373	2,102,371	(82,210)	(759,314)	208,163	1,343,057	(372,047)	1,179,173
Jackson, Tennessee	SOLD	261,506	3,430,541	(261,506)	(3,430,541)	—	—	—	—

Baymont Inn
Brooks, Kentucky	GE 3CI	500,000	2,008,474	(212,952)	(513,845)	287,048	1,494,629	(421,891)	1,359,786

Days Inn
Farmville, Virginia	MS	384,591	1,967,727	—	464,888	384,591	2,432,615	(1,251,933)	1,565,273
Alexandria, Virginia	WA BMI	2,500,000	6,544,271	—	1,746,033	2,500,000	8,290,304	(2,048,496)	8,741,808
Fredericksburg South, Virginia	WA BMI	1,510,000	1,786,979	(878,602)	(470,659)	631,398	1,316,320	(298,922)	1,648,796
Shreveport, Louisiania	WA BMI	1,250,000	2,964,484	(647,441)	(717,097)	602,559	2,247,387	(731,655)	2,118,291
Bossier City, Louisiania	GWB	1,025,000	5,117,686	(251,463)	(591,705)	773,537	4,525,981	(808,564)	4,490,954
Fredericksburg North, Virginia	EVB	650,000	3,142,312	(370,351)	(867,283)	279,649	2,275,029	(627,222)	1,927,456
Ashland, Kentucky	GE 2DI	320,000	1,303,003	—	422,781	320,000	1,725,784	(465,331)	1,580,453

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Supertel Hospitality, Inc. and Subsidiaries

SCHEDULE III – REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012, 2011 and 2010

		Initial Cost		Additions, (Dispositions), (Impairments), Subsequent to Acquisition		Gross Amount at December 31, 2010
Hotel and Location	Encumbrance	Land	Buildings & Improvements	Land	Buildings & Improvements	Land	Buildings & Improvements	Accumulated Depreciation	Net Book Value

Days Inn - continued
Glasgow, Kentucky	GE 2DI	425,000	2,206,805	—	198,852	425,000	2,405,657	(456,082)	2,374,575
Sioux Falls, Airport	GE SF	—	2,397,714	—	245,396	—	2,643,110	(543,167)	2,099,943
Sioux Falls, Empire	GE SF	480,000	1,988,692	—	270,347	480,000	2,259,039	(474,216)	2,264,823

Extended Stay-Savannah Suites
Atlanta, Georgia	GE PINE *	1,865,000	3,997,960	(981,833)	(1,837,929)	883,167	2,160,031	(500,804)	2,542,394
Augusta, Georgia	GE SS	750,000	3,816,246	—	241,738	750,000	4,057,984	(907,269)	3,900,715
Chamblee, Georgia	GE SS	1,650,000	3,563,648	—	157,649	1,650,000	3,721,297	(876,859)	4,494,438
Greenville, South Carolina	GE SS	550,000	3,408,375	(255,316)	(1,506,296)	294,684	1,902,079	(371,398)	1,825,365
Jonesboro, Georgia	GE SS	875,000	2,978,463	(394,903)	(1,268,474)	480,097	1,709,989	(331,356)	1,858,730
Savannah, Georgia	GE SS	1,250,000	4,052,678	(535,827)	(1,784,141)	714,173	2,268,537	(300,015)	2,682,695
Stone Mountain, Georgia	GE SS	725,000	3,840,600	(258,650)	(1,433,564)	466,350	2,407,036	(350,681)	2,522,705

Supertel Inn
Creston, Iowa	GWB	234,866	2,708,224	—	19,994	234,866	2,728,218	(769,972)	2,193,112

Key West Inns
Key Largo, Florida	MS	339,425	3,238,530	—	1,316,757	339,425	4,555,287	(2,116,869)	2,777,843

Masters
Columbia-I26, South Carolina	GE Masters	450,000	1,395,861	(199,104)	(400,906)	250,896	994,955	(166,255)	1,079,596
Columbia-Knox Abbot Dr, South Carolina	GE Masters	—	1,474,612	—	(673,714)	—	800,898	(253,048)	547,850
Charleston North, South Carolina	GE Masters	700,000	2,895,079	(457,936)	(1,473,085)	242,064	1,421,994	(298,258)	1,365,800
Garden City, Georgia	GE Masters	570,000	2,443,603	(332,371)	(1,033,992)	237,629	1,409,611	(249,741)	1,397,499
Tampa East, Florida	GE Masters	192,416	3,413,132	(132,881)	(2,253,182)	59,535	1,159,950	(303,985)	915,500
Tampa Fairgrounds, Florida	SOLD	580,000	3,018,614	(580,000)	(3,018,614)	—	—	—	—
Tuscaloosa, Alabama	GE Masters	740,000	4,025,844	(498,741)	(2,199,370)	241,259	1,826,474	(333,332)	1,734,401

Hilton Garden Inn
Dowell, Maryland	CAN	1,400,000	9,815,044		334,247	1,400,000	10,149,291	(184,024)	11,365,267

Subtotal Hotel Properties		47,133,940	255,853,158	(11,660,177)	(13,252,813)	35,473,763	242,600,345	(87,906,282)	190,167,826
Construction in Progress		—	—	—	794,419	—	794,419	—	794,419
Office building		68,765	1,516,627	(68,765)	(895,633)	—	620,994	(492,626)	128,368

Total		$47,202,705	$257,369,785	$(11,728,942)	$(13,354,027)	$35,473,763	$244,015,758	$(88,398,908)	$191,090,613

*	Atlanta Land includes value of land lease

73

Supertel Hospitality, Inc. and Subsidiaries

SCHEDULE III – REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012, 2011 and 2010

Encumbrance codes refer to the following lenders:

MS	Morgan Stanley	EVB	Elkhorn Valley Bank
GWB	Great Western Bank	CITI	Citigroup Global Markets Realty
GE SB	GE Franchise Finance	GE	GE Franchise Finance
GE SS	GE Franchise Finance	CAN	Cantor
GE Pine	GE Franchise Finance	GE MOA	GE Franchise Finance
GE Masters	GE Franchise Finance	GE SF	GE Franchise Finance
GE GB	GE Franchise Finance	GE 3CI	GE Franchise Finance
GE LSI	GE Franchise Finance	GE 2 DI	GE Franchise Finance
NON	Unencumbered

74

Supertel Hospitality, Inc. and Subsidiaries

NOTES TO SCHEDULE III – REAL ESTATE AND ACCUMULATED DEPRECIATION

AS OF DECEMBER 31, 2012

	ASSET BASIS	Total

(a)	Balance at January 1, 2010	$359,692,400

	Additions to buildings and improvements	$4,344,356
	Disposition of buildings and improvements	(17,101,252)
	Impairment loss	(8,555,306)

	Balance at December 31, 2010	$338,380,198

	Additions to buildings and improvements	$4,963,538
	Disposition of buildings and improvements	(16,983,570)
	Impairment loss	(19,207,224)

	Balance at December 31, 2011	$307,152,942

	Additions to buildings and improvements	$17,168,418
	Disposition of buildings and improvements	(32,488,064)
	Impairment loss	(12,343,775)

	Balance at December 31, 2012	$279,489,521

	ACCUMULATED DEPRECIATION	Total

(b)	Balance at January 1, 2010	$93,961,656

	Depreciation for the period ended December 31, 2010	$11,710,060
	Depreciation on assets sold or disposed	(7,168,962)
	Impairment loss	(356,732)

	Balance at December 31, 2010	$98,146,022

	Depreciation for the period ended December 31, 2011	$9,996,077
	Depreciation on assets sold or disposed	(5,324,345)
	Impairment loss	(4,899,083)

	Balance at December 31, 2011	$97,918,671

	Depreciation for the period ended December 31, 2012	$8,787,781
	Depreciation on assets sold or disposed	(16,135,646)
	Impairment loss	(2,171,898)

	Balance at December 31, 2012	$88,398,908

(c)	The aggregate cost of land, buildings, furniture and equipment for Federal income tax purposes is approximately $321 million (unaudited).

(d)	Depreciation is computed based upon the following useful lives:

Buildings and improvements	15 - 40 years
Furniture and equipment	3 - 12 years

The Company has mortgages payable on the properties as noted. Additional mortgage information can be found in Note 7 to the consolidated financial statements.